Reconciliation of Income Tax Expense at the Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income (loss) before income tax expense	¥ 611,357	¥ 686,455	¥ (358,094)
Effective statutory tax rate	40.69%	40.69%	40.69%
Income tax calculated at the statutory tax rate	248,761	279,319	(145,709)
Income not subject to tax	(17,334)	(23,207)	(15,658)
Expenses not deductible for tax purposes	1,517	1,496	1,823
Tax rate differentials of subsidiaries	3,288	650	(11,923)
Change in valuation allowance	(135,867)	(1,104,610)	1,256,799
Change in undistributed earnings of subsidiaries	10,724	10,384	(19,706)
Change in net operating loss carryforwards resulting from intercompany capital transactions	1,484	(1,400)	(351,991)
Expiration of net operating loss carryforwards	76,903	481,805	15,915
Business combination (Note 3)		(38,721)
Other	3,751	34,089	32,358
Income tax expense	¥ 193,227	¥ (360,195)	¥ 761,908